UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

VY® BrandywineGLOBAL- Bond Portfolio Portfolio - VGSBX

VY® BrandywineGLOBAL- Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Portfolio: VGSBX

This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Portfolio	$28	0.56%

Fund Statistics

  Total Net Assets$209,108,935
  # of Portfolio Holdings25
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 08/15/33	30.2%
United States Treasury Bonds, 3.000%, 08/15/52	14.9%
Federal Home Loan Banks, 4.875%, 09/13/24	7.2%
Uniform Mortgage-Backed Securities, 4.000%, 06/01/52	6.3%
Uniform Mortgage-Backed Securities, 4.500%, 09/01/52	4.5%
Uniform Mortgage-Backed Securities, 5.000%, 11/01/52	3.6%
Ginnie Mae, 5.500%, 05/20/53	3.0%
Ginnie Mae, 5.500%, 10/20/53	3.0%
Ginnie Mae, 5.500%, 09/20/53	2.7%
Uniform Mortgage-Backed Securities, 5.000%, 02/01/53	2.7%

Investment Type Allocation

U.S. Government Agency Obligations
47.9%
U.S. Treasury Obligations
45.1%
Corporate Bonds/Notes
2.7%
Assets in Excess of Other Liabilities
2.5%
0%
10%
20%
30%
40%
50%

Value	Value
Assets in Excess of Other Liabilities	2.5%
Corporate Bonds/Notes	2.7%
U.S. Treasury Obligations	45.1%
U.S. Government Agency Obligations	47.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® BrandywineGLOBAL- Bond Portfolio

Portfolio: VGSBX

92913J309-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT
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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value*	$212,729,593	$200,147,309
Short-term investments at fair value†	539,337	3,773,901
Cash collateral for futures contracts	226,821	3,265,303
Cash pledged for centrally cleared swaps (Note 2)	3,364,000	–
Foreign currencies at value‡	376,956	–
Receivables:
Investment securities sold	2,962,775	–
Investment securities sold on a delayed-delivery or when-issued basis	2,107,453	–
Fund shares sold	726,084	50,886
Dividends	1,303	11,411
Interest	1,306,529	2,050,927
Variation margin on centrally cleared swaps	19,335	–
Unrealized appreciation on forward foreign currency contracts	105,729	–
Unrealized appreciation on OTC swap agreements	13	–
Prepaid expenses	1,064	1,101
Other assets	19,587	7,366
Total assets	224,486,579	209,308,204

LIABILITIES:
Income distribution payable	711,245	–
Payable for investment securities purchased	5,238,332	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	6,660,107	–
Payable for fund shares redeemed	98,632	52,579
Sales commitments^^^	2,150,965	–
Unrealized depreciation on forward foreign currency contracts	10,337	–
Upfront payments received on OTC swap agreements	24,980	–
Unrealized depreciation on OTC swap agreements	996	–
Variation margin payable on futures contracts	38,025	–
Cash received as collateral for OTC derivatives (Note 2)	80,000	–
Payable for investment management fees	85,219	84,423
Payable for distribution and shareholder service fees	39,152	–
Payable to trustees under the deferred compensation plan (Note 6)	19,587	7,366
Payable for trustee fees	1,719	167
Other accrued expenses and liabilities	112,077	54,734
Written options, at fair value^	188,907	–
Total liabilities	15,460,280	199,269
NET ASSETS	$209,026,299	$209,108,935

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$299,231,257	$239,325,598
Total distributable loss	(90,204,958)	(30,216,663)
NET ASSETS	$209,026,299	$209,108,935

* Cost of investments in securities	$226,666,505	$203,613,448
† Cost of short-term investments	$539,337	$3,773,901
‡ Cost of foreign currencies	$376,798	$—
^ Premiums received on written options	$265,489	$—
^^^ Proceeds receivable from sales commitments	$2,150,430	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$35,737,132	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,111,103	n/a
Net asset value and redemption price per share	$8.69	n/a

Class I
Net assets	$69,717,591	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	7,685,320	n/a
Net asset value and redemption price per share	$9.07	n/a

Class S
Net assets	$103,571,576	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	11,512,801	n/a
Net asset value and redemption price per share	$9.00	n/a

Portfolio(1)
Net assets	n/a	$209,108,935
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	22,320,216
Net asset value and redemption price per share	n/a	$9.37

(1) Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$27,892	$118,954
Interest, net of foreign taxes withheld*	5,461,644 (1)	5,183,608
Other	680	703
Total investment income	5,490,216	5,303,265

EXPENSES:
Investment management fees	580,029	548,293
Distribution and shareholder service fees
Class ADV	110,823	—
Class S	133,020	—
Transfer agent fees		221
Class ADV	5,579	—
Class I	10,384	—
Class S	16,070	—
Shareholder reporting expense	3,167	2,751
Professional fees	23,652	40,277
Custody and accounting expense	73,906	8,329
Trustee fees	4,131	3,645
Miscellaneous expense	7,948	6,786
Interest expense	1,790	—
Total expenses	970,499	610,302
Waived and reimbursed fees	(53,369)	—
Net expenses	917,130	610,302
Net investment income	4,573,086	4,692,963
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,086,694)	(1,684,968)
Forward foreign currency contracts	129,654	—
Foreign currency related transactions	10,930	—
Futures	(292,551)	(2,574,834)
Swaps	469,536	—
Written options	288,530	—
Net realized loss	(3,480,595)	(4,259,802)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,632,346)	(4,387,097)
Forward foreign currency contracts	94,107	—
Foreign currency related transactions	(3,076)	—
Futures	2,097,538	(2,159,120)
Swaps	706,365	—
Written options	145,879	—
Sales commitments	42,030	—
Net change in unrealized appreciation (depreciation)	450,497	(6,546,217)
Net realized and unrealized loss	(3,030,098)	(10,806,019)
Increase (decrease) in net assets resulting from operations	$1,542,988	$(6,113,056)

* Foreign taxes withheld	$1,090	$—

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$4,573,086	$8,204,919	$4,692,963	$9,400,149
Net realized loss	(3,480,595)	(12,757,946)	(4,259,802)	(21,227,486)
Net change in unrealized appreciation (depreciation)	450,497	14,068,815	(6,546,217)	25,940,584
Increase (decrease) in net assets resulting from operations	1,542,988	9,515,788	(6,113,056)	14,113,247

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(5,046,842)
Class ADV	(727,614)	(1,253,985)	—	—
Class I	(1,516,449)	(2,616,072)	—	—
Class S	(2,202,627)	(4,021,674)	—	—
Total distributions	(4,446,690)	(7,891,731)	—	(5,046,842)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,277,541	21,083,454	30,863,930	52,927,045
Reinvestment of distributions	4,446,629	7,891,731	—	5,046,842
	11,724,170	28,975,185	30,863,930	57,973,887
Cost of shares redeemed	(19,256,973)	(65,352,589)	(44,113,192)	(104,883,514)
Net decrease in net assets resulting from capital share transactions	(7,532,803)	(36,377,404)	(13,249,262)	(46,909,627)
Net decrease in net assets	(10,436,505)	(34,753,347)	(19,362,318)	(37,843,222)

NET ASSETS:
Beginning of year or period	219,462,804	254,216,151	228,471,253	266,314,475
End of year or period	$209,026,299	$219,462,804	$209,108,935	$228,471,253

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-24+	8.82	0.17	•	(0.13)	0.04	0.17	—	—	0.17	—	8.69	0.52	1.29	1.23	1.23	3.92	35,737	153
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
Class I
06-30-24+	9.19	0.21	•	(0.13)	0.08	0.20	—	—	0.20	—	9.07	0.89	0.69	0.63	0.63	4.58	69,718	153
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
Class S
06-30-24+	9.12	0.19	•	(0.12)	0.07	0.19	—	—	0.19	—	9.00	0.77	0.94	0.88	0.88	4.27	103,572	153
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
VY® BrandywineGLOBAL- Bond Portfolio

06-30-24+	9.59	0.20	•	(0.42)	(0.22)	—	—	—	—	—	9.37	(2.29)	0.56	0.56	0.56	4.28	209,109	48
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2024, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $288,451 which represents the gross payments to be received by the Portfolio on OTC purchased options and forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, BlackRock Inflation Protected Bond had received $80,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2024, BlackRock Inflation Protected Bond had a liability position of $225,207 on forward foreign currency contracts, OTC credit default swaps, and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2024, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2024, BlackRock Inflation Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had average contract amounts of $2,995,814 and $6,508,264 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2024.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2024, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$36,169,998	$51,784,356
Bond Portfolio	148,638,852	—

Please refer to the tables within Portfolio of Investments for open futures contracts for BlackRock Inflation Protected Bond and Bond Portfolio at June 30, 2024.

At June 30, 2024, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $980,000 as collateral for open futures contracts.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $53,232,888 and $26,735,800, respectively, on purchased and written exchange-traded futures contracts. There were no open purchased and written options on exchange-traded futures contracts at June 30, 2024.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $30,835,644 and $53,078,676, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2024.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $5,978,000 on purchased foreign currency options. Please refer to the tables within the Portfolio of investments for open purchased foreign currency options at June 30, 2024.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond bought credit protection on certain single-name issuers (corporate or sovereign) with an average notional amount of $964,000 to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which the Portfolio is not otherwise exposed.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,573,950 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into interest rate swaps in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $154,798,036.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $16,366,803.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2024.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $3,100,213.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $109,044,386.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2024.

At June 30, 2024, BlackRock Inflation Protected Bond pledged $3,364,000 in cash collateral for open centrally cleared swaps.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2024.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$192,651,449	$189,871,752
Bond Portfolio	—	6,746,985

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$143,824,089	$164,824,526
Bond Portfolio	100,600,742	106,183,208

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected	0.55% on the first $200 million;
Bond(1)	0.50% on the next $800 million; and
0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and
0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment
Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock
	Inflation Protected
	Bond	18.53%
Voya Solution 2025 Portfolio	Bond Portfolio	12.53
Voya Solution 2035 Portfolio	Bond Portfolio	11.30
Voya Solution Income Portfolio	Bond Portfolio	8.19
Voya Solution Moderately Aggressive
Portfolio	Bond Portfolio	8.99

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$31,819

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected	Class ADV: 1.23%
Bond	Class I: 0.63%
Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
BlackRock Inflation Protected Bond
Class ADV	$—	$—	$91	$91
Class I	—	—	27	27
Class S	—	—	221	221

The Expense Limitation Agreements are contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	1	$10,179,000	6.33%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

BlackRock Inflation Protected Bond
Class ADV
6/30/2024	72,522	—	83,804	(439,277)	—	(282,951)	636,510	—	727,614	(3,839,547)	—	(2,475,423)
12/31/2023	300,597	—	142,664	(980,003)	—	(536,742)	2,682,282	—	1,253,985	(8,599,596)	—	(4,663,329)
Class I
6/30/2024	571,113	—	167,354	(567,026)	—	171,441	5,227,632	—	1,516,388	(5,171,123)	—	1,572,897
12/31/2023	1,705,465	—	285,505	(2,945,229)	—	(954,259)	15,616,749	—	2,616,072	(26,971,145)	—	(8,738,324)
Class S
6/30/2024	156,101	—	245,027	(1,132,934)	—	(731,806)	1,413,399	—	2,202,627	(10,246,303)	—	(6,630,277)
12/31/2023	304,172	—	442,310	(3,274,121)	—	(2,527,639)	2,784,423	—	4,021,674	(29,781,848)	—	(22,975,751)
Bond Portfolio
6/30/2024	3,280,491	—	—	(4,771,936)	—	(1,491,445)	30,863,930	—	—	(44,113,192)	—	(13,249,262)
12/31/2023	5,634,277	—	535,758	(11,014,776)	—	(4,844,741)	52,927,045	—	5,046,842	(104,883,514)	—	(46,909,627)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2024, the Portfolios did not have any outstanding securities on loan.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
BlackRock Inflation Protected Bond	$7,891,731	$10,633,925	$—	$1,431,581
Bond Portfolio	5,046,842	11,934,135	5,177,646	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
BlackRock Inflation Protected Bond	$79,598	$(15,331,247)	$(10,849,324)	Short-term	$(87,301,256)
			(61,200,283)	Long-term
			$(72,049,607)
Bond Portfolio	9,402,332	176,932	(26,875,666)	Short-term	(24,103,607)
			(6,807,205)	Long-term
			$(33,682,871)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by

Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolios paid dividends from net investment income of:

	Per Share		Record
	Amount	Payable Date	Date

BlackRock Inflation Protected Bond
Class ADV	$0.0290	August 1, 2024	July 30, 2024
Class I	$0.0338	August 1, 2024	July 30, 2024
Class S	$0.0317	August 1, 2024	July 30, 2024

Bond Portfolio
	$0.4216	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 49.2%
	United States Treasury Bonds: 0.2%
455,000	3.000%, 02/15/2049	$344,734	0.2

	United States Treasury Inflation Indexed Bonds: 19.4%
1,506,934	0.125%, 01/15/2030	1,466,751	0.7
2,697,699	0.125%, 02/15/2051	1,562,119	0.7
3,086,199	0.125%, 02/15/2052	1,754,925	0.8
2,615,999	0.250%, 02/15/2050	1,599,232	0.8
2,693,466	0.625%, 02/15/2043	2,024,699	1.0
3,364,562	0.750%, 02/15/2042	2,631,244	1.3
4,054,478 (1)	0.750%, 02/15/2045	3,040,434	1.5
2,714,722	0.875%, 02/15/2047	2,040,714	1.0
2,090,814	1.000%, 02/15/2046	1,633,270	0.8
1,767,385	1.000%, 02/15/2048	1,354,679	0.6
1,227,349	1.000%, 02/15/2049	933,306	0.4
3,565,204	1.375%, 02/15/2044	3,058,603	1.5
2,797,910	1.500%, 02/15/2053	2,353,079	1.1
724,388 (1)	1.750%, 01/15/2028	713,048	0.3
1,155,169	2.125%, 02/15/2040	1,144,405	0.5
2,226,418	2.125%, 02/15/2041	2,209,526	1.1
1,678,835	2.375%, 10/15/2028	1,701,236	0.8
1,752,480	2.500%, 01/15/2029	1,783,690	0.9
1,157,038	3.375%, 04/15/2032	1,263,714	0.6
2,593,833	3.625%, 04/15/2028	2,726,728	1.3
3,219,522	3.875%, 04/15/2029	3,478,615	1.7
		40,474,017	19.4
	United States Treasury Inflation Indexed Notes: 29.6%
138,814	0.125%, 04/15/2027	130,636	0.1
591,065	0.125%, 01/15/2030	532,156	0.2
3,149,045	0.125%, 07/15/2030	2,818,790	1.3
4,167,535	0.125%, 01/15/2031	3,680,148	1.8
6,627,257	0.125%, 07/15/2031	5,822,015	2.8
7,623,681 (1)	0.125%, 01/15/2032	6,603,303	3.1
1,287,069	0.250%, 07/15/2029	1,182,231	0.6
1,993,168	0.375%, 07/15/2027	1,891,859	0.9
8,347,303	0.625%, 07/15/2032	7,488,377	3.6
587,082	0.750%, 07/15/2028	558,026	0.3
7,810,366	1.125%, 01/15/2033	7,229,611	3.4
8,019,167	1.375%, 07/15/2033	7,575,826	3.6
2,525,298	1.625%, 10/15/2027	2,484,680	1.2
7,905,233	1.750%, 01/15/2034	7,674,664	3.7
6,249,522	2.125%, 04/15/2029	6,258,716	3.0
		61,931,038	29.6

	Total U.S. Treasury Obligations
	(Cost $112,161,555)	102,749,789	49.2

CORPORATE BONDS/NOTES: 25.1%
	Basic Materials: 0.7%
400,000 (2)	Anglo American Capital PLC, 2.625%, 09/10/2030	342,875	0.2
467,000 (2)	Anglo American Capital PLC, 4.500%, 03/15/2028	454,155	0.2
200,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	201,878	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
65,000 (2)	Glencore Funding LLC, 3.875%, 10/27/2027	$62,044	0.0
314,000 (2)	Glencore Funding LLC, 5.371%, 04/04/2029	312,644	0.2
43,000 (2)	Glencore Funding LLC, 6.125%, 10/06/2028	44,034	0.0
63,000 (2)	Glencore Funding LLC, 6.375%, 10/06/2030	65,699	0.0
66,000	Newmont Corp., 2.600%, 07/15/2032	55,037	0.0
		1,538,366	0.7

	Communications: 1.7%
345,000	AT&T, Inc., 3.650%, 09/15/2059	231,553	0.1
102,000	AT&T, Inc., 3.850%, 06/01/2060	71,201	0.0
175,000	AT&T, Inc., 4.500%, 03/09/2048	144,429	0.1
198,000	AT&T, Inc., 5.700%, 03/01/2057	192,055	0.1
43,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	25,135	0.0
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	80,970	0.0
88,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	52,185	0.0
137,000	Comcast Corp., 2.937%, 11/01/2056	82,711	0.0
164,000	Comcast Corp., 2.987%, 11/01/2063	96,339	0.1
231,000	Meta Platforms, Inc., 5.750%, 05/15/2063	237,529	0.1
21,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	21,245	0.0
16,000	Paramount Global, 4.950%, 05/19/2050	11,154	0.0
21,000	Paramount Global, 5.250%, 04/01/2044	15,347	0.0
110,000	Rogers Communications, Inc., 5.300%, 02/15/2034	107,978	0.1
750,000	Sprint LLC, 7.625%, 03/01/2026	771,330	0.4
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	248,031	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	203,261	0.1

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
279,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	$273,061	0.1
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	60,717	0.0
145,000	Verizon Communications, Inc., 2.100%, 03/22/2028	130,434	0.1
29,000	Verizon Communications, Inc., 4.016%, 12/03/2029	27,417	0.0
98,000	Verizon Communications, Inc., 4.272%, 01/15/2036	88,835	0.1
17,000	Verizon Communications, Inc., 4.329%, 09/21/2028	16,533	0.0
421,000	Verizon Communications, Inc., 5.050%, 05/09/2033	415,212	0.2
		3,604,662	1.7

	Consumer, Cyclical: 0.5%
200,000	Ford Motor Credit Co. LLC, 6.125%, 03/08/2034	197,961	0.1
60,000	General Motors Financial Co., Inc., 5.600%, 06/18/2031	59,572	0.0
24,000	General Motors Financial Co., Inc., 5.750%, 02/08/2031	24,072	0.0
137,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	137,171	0.1
26,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	26,147	0.0
525,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	458,918	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	74,328	0.1
39,000	Marriott International, Inc., 5.300%, 05/15/2034	38,306	0.0
		1,016,475	0.5

	Consumer, Non-cyclical: 3.5%
398,000	AbbVie, Inc., 4.500%, 05/14/2035	375,585	0.2
109,000	AbbVie, Inc., 5.050%, 03/15/2034	108,722	0.1
209,000	Altria Group, Inc., 3.700%, 02/04/2051	141,382	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	108,238	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	166,011	0.1
140,000	Altria Group, Inc., 6.875%, 11/01/2033	151,411	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
97,000	Amgen, Inc., 2.770%, 09/01/2053	$58,127	0.0
100,000	Amgen, Inc., 4.200%, 02/22/2052	79,134	0.0
453,000	Amgen, Inc., 5.150%, 03/02/2028	453,016	0.2
154,000	Amgen, Inc., 5.750%, 03/02/2063	150,947	0.1
101,000	BAT Capital Corp., 2.259%, 03/25/2028	90,522	0.0
206,000	BAT Capital Corp., 4.540%, 08/15/2047	158,774	0.1
33,000	BAT Capital Corp., 4.758%, 09/06/2049	26,013	0.0
14,000	BAT Capital Corp., 5.650%, 03/16/2052	12,517	0.0
297,000	BAT Capital Corp., 7.081%, 08/02/2053	316,047	0.2
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	448,387	0.2
120,000	Becton Dickinson & Co., 4.693%, 02/13/2028	118,325	0.1
150,000	BHSH System Obligated Group 19A, 3.487%, 07/15/2049	112,750	0.1
80,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	80,329	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	195,078	0.1
150,000	CommonSpirit Health, 3.817%, 10/01/2049	114,217	0.1
212,000	CVS Health Corp., 5.000%, 01/30/2029	209,895	0.1
83,000	CVS Health Corp., 5.125%, 02/21/2030	82,125	0.0
64,000	CVS Health Corp., 5.400%, 06/01/2029	64,099	0.0
1,000	Elevance Health, Inc., 5.650%, 06/15/2054	990	0.0
71,000	Elevance Health, Inc., 6.100%, 10/15/2052	74,483	0.0
300,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	230,712	0.1
576,000 (2)	Gartner, Inc., 4.500%, 07/01/2028	555,642	0.3
387,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	318,998	0.2
23,000	Global Payments, Inc., 3.200%, 08/15/2029	20,673	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	58,435	0.0
104,000	HCA, Inc., 3.500%, 09/01/2030	93,840	0.0
675,000	HCA, Inc., 5.200%, 06/01/2028	672,502	0.3

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
112,000	HCA, Inc., 5.450%, 04/01/2031	$111,951	0.1
199,000	Humana, Inc., 1.350%, 02/03/2027	180,360	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,375	0.0
150,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	100,073	0.1
70,000	Moody’s Corp., 4.250%, 02/01/2029	68,123	0.0
175,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	135,658	0.1
26,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	25,344	0.0
131,000	Pfizer, Inc., 2.700%, 05/28/2050	84,226	0.0
48,000	Philip Morris International, Inc., 4.875%, 02/13/2029	47,483	0.0
12,000	RELX Capital, Inc., 4.000%, 03/18/2029	11,540	0.0
206,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	197,598	0.1
157,000 (2)	Solventum Corp., 5.450%, 02/25/2027	156,880	0.1
64,000 (2)	Solventum Corp., 6.000%, 05/15/2064	60,792	0.0
63,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	62,862	0.0
65,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	60,250	0.0
84,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	81,398	0.0
		7,250,839	3.5

	Energy: 5.7%
274,000	Apache Corp., 4.250%, 01/15/2030	255,840	0.1
19,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	11,687	0.0
37,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	24,314	0.0
102,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	99,825	0.1
85,000 (2)	Cameron LNG LLC, 3.302%, 01/15/2035	70,024	0.0
288,000 (2)	Cameron LNG LLC, 3.402%, 01/15/2038	233,028	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
46,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$42,523	0.0
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	891,819	0.4
163,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	148,334	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	102,953	0.1
218,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	221,176	0.1
302,000 (2)	Cheniere Energy, Inc., 5.650%, 04/15/2034	302,427	0.2
27,000	Chevron Corp., 3.078%, 05/11/2050	18,444	0.0
64,000	Devon Energy Corp., 4.500%, 01/15/2030	61,614	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	23,940	0.0
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,005,148	0.5
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	587,878	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,288,887	0.6
142,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	141,438	0.1
152,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	146,834	0.1
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	36,452	0.0
101,000	Energy Transfer L.P., 5.000%, 05/15/2050	85,805	0.0
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	265,832	0.1
162,000	Energy Transfer L.P., 6.050%, 09/01/2054	159,850	0.1
106,000	Energy Transfer L.P., 6.250%, 04/15/2049	105,541	0.1
96,000	Energy Transfer L.P., 6.400%, 12/01/2030	101,006	0.1
30,000	Energy Transfer L.P., 6.550%, 12/01/2033	31,812	0.0
105,000	EnLink Midstream Partners L.P., 5.450%, 06/01/2047	91,175	0.1
194,000 (2)	EQT Corp., 3.625%, 05/15/2031	171,267	0.1
935,000	EQT Corp., 3.900%, 10/01/2027	894,366	0.4

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
235,000	EQT Corp., 5.700%, 04/01/2028	$237,463	0.1
8,000	EQT Corp., 7.000%, 02/01/2030	8,495	0.0
45,000	Exxon Mobil Corp., 3.452%, 04/15/2051	32,501	0.0
43,000	Kinder Morgan, Inc., 3.250%, 08/01/2050	27,456	0.0
201,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	198,813	0.1
19,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	18,424	0.0
106,000 (2)	NGPL PipeCo LLC, 3.250%, 07/15/2031	90,643	0.1
497,000 (2)	NGPL PipeCo LLC, 4.875%, 08/15/2027	486,385	0.2
478,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	463,329	0.2
52,000	Ovintiv, Inc., 6.250%, 07/15/2033	53,636	0.0
52,000	Ovintiv, Inc., 7.100%, 07/15/2053	57,098	0.0
200,000	Project Grange, 6.500%, 03/20/2045	200,000	0.1
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	876,326	0.4
390,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	386,833	0.2
24,000	Targa Resources Corp., 4.950%, 04/15/2052	20,467	0.0
209,000	Targa Resources Corp., 5.200%, 07/01/2027	208,666	0.1
30,000	Targa Resources Corp., 6.500%, 02/15/2053	31,545	0.0
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	26,145	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	146,096	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	217,592	0.1
34,000 (2)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	32,100	0.0
103,000	Transcontinental Gas Pipe Line Co. LLC, 3.950%, 05/15/2050	78,096	0.0
277,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	265,632	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
230,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	$236,742	0.1
		12,021,722	5.7

	Financial: 7.2%
17,000	American International Group, Inc., 4.375%, 06/30/2050	14,094	0.0
92,000	American Tower Corp., 2.300%, 09/15/2031	75,098	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	254,385	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	203,636	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	21,038	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	109,660	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,356	0.0
501,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	500,678	0.2
570,000 (3)	Bank of America Corp., 5.819%, 09/15/2029	582,040	0.3
59,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	41,247	0.0
109,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	69,000	0.0
378,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	320,014	0.2
36,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	29,591	0.0
104,000 (3)	Citigroup, Inc., 2.666%, 01/29/2031	90,600	0.0
120,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	113,308	0.1
56,000 (3)	Citigroup, Inc., 4.910%, 05/24/2033	53,794	0.0
145,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	143,919	0.1
181,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	170,850	0.1
500,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	496,038	0.2
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	23,495	0.0
183,000	Crown Castle, Inc., 2.250%, 01/15/2031	150,571	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	30,585	0.0
80,000	Crown Castle, Inc., 2.900%, 03/15/2027	75,114	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	86,523	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
221,000	Equinix, Inc., 2.000%, 05/15/2028	$195,818	0.1
127,000	Equinix, Inc., 2.150%, 07/15/2030	106,531	0.1
36,000	Equinix, Inc., 2.500%, 05/15/2031	30,174	0.0
218,000	Equinix, Inc., 3.200%, 11/18/2029	196,498	0.1
132,000	Equinix, Inc., 3.900%, 04/15/2032	120,077	0.1
394,000	GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	331,497	0.2
588,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	579,776	0.3
338,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	312,189	0.2
390,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	324,380	0.2
477,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	407,537	0.2
750,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	763,486	0.4
415,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	425,263	0.2
91,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	95,026	0.1
335,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	272,605	0.1
51,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	44,097	0.0
230,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	228,282	0.1
105,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	104,417	0.1
164,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	165,363	0.1
198,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	203,225	0.1
294,000 (3)	JPMorgan Chase & Co., 6.087%, 10/23/2029	303,848	0.2
93,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	79,274	0.0
548,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	465,958	0.2
70,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	69,840	0.0
266,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	267,689	0.1
160,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	162,748	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
655,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	$671,674	0.3
622,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	649,135	0.3
60,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	49,035	0.0
26,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	20,876	0.0
52,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	42,998	0.0
245,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	224,900	0.1
693,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	690,907	0.3
83,000	National Retail Properties, Inc., 3.000%, 04/15/2052	51,765	0.0
200,000 (2)(3)	UBS Group AG, 5.699%, 02/08/2035	199,877	0.1
689,000	VICI Properties L.P., 4.750%, 02/15/2028	673,557	0.3
206,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	195,832	0.1
194,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	179,528	0.1
180,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	163,846	0.1
190,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	183,391	0.1
442,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	430,754	0.2
28,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	26,520	0.0
160,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	160,124	0.1
247,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	246,234	0.1
24,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	25,595	0.0
55,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	47,040	0.0
197,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	198,823	0.1
		15,061,643	7.2

	Industrial: 1.6%
652,000 (2)	BAE Systems Holdings, Inc., 3.850%, 12/15/2025	636,114	0.3
13,000	Berry Global, Inc., 5.500%, 04/15/2028	12,979	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
9,000	Boeing Co., 5.930%, 05/01/2060	$8,052	0.0
42,000 (2)	Boeing Co., 6.858%, 05/01/2054	43,134	0.0
27,000 (2)	Boeing Co., 7.008%, 05/01/2064	27,665	0.0
176,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	122,542	0.1
25,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	25,064	0.0
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	19,926	0.0
41,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	38,645	0.0
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	235,871	0.1
309,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	306,934	0.2
180,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	179,480	0.1
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	303,309	0.2
26,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	25,809	0.0
70,000	Lockheed Martin Corp., 4.450%, 05/15/2028	68,966	0.0
36,000	Norfolk Southern Corp., 3.050%, 05/15/2050	23,431	0.0
156,000	Norfolk Southern Corp., 3.155%, 05/15/2055	99,046	0.1
134,000	Northrop Grumman Corp., 4.700%, 03/15/2033	129,347	0.1
44,000	Northrop Grumman Corp., 5.200%, 06/01/2054	41,233	0.0
21,000	Raytheon Technologies Corp., 2.820%, 09/01/2051	12,802	0.0
37,000	Raytheon Technologies Corp., 3.125%, 07/01/2050	24,324	0.0
32,000	RTX Corp., 5.400%, 05/01/2035	32,156	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	217,738	0.1
424,000	RTX Corp., 6.100%, 03/15/2034	446,532	0.2
34,000	Textron, Inc., 3.900%, 09/17/2029	31,911	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
28,000	Union Pacific Corp., 2.950%, 03/10/2052	$18,038	0.0
168,000	Union Pacific Corp., 4.500%, 01/20/2033	161,915	0.1
		3,292,963	1.6

	Technology: 0.9%
164,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	155,233	0.1
13,000 (2)	Broadcom, Inc., 2.600%, 02/15/2033	10,540	0.0
173,000 (2)	Broadcom, Inc., 3.137%, 11/15/2035	138,600	0.1
28,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	22,169	0.0
62,000	Broadcom, Inc., 4.150%, 11/15/2030	58,582	0.1
38,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	25,772	0.0
200,000 (2)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	204,054	0.1
50,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	50,310	0.0
32,000	Intel Corp., 3.200%, 08/12/2061	19,754	0.0
163,000	KLA Corp., 4.100%, 03/15/2029	158,373	0.1
43,000	KLA Corp., 5.250%, 07/15/2062	41,098	0.0
269,000 (2)	MSCI, Inc., 3.625%, 09/01/2030	241,723	0.1
20,000 (2)	MSCI, Inc., 3.625%, 11/01/2031	17,568	0.0
23,000 (2)	MSCI, Inc., 3.875%, 02/15/2031	20,735	0.0
55,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	46,143	0.0
138,000	Oracle Corp., 3.850%, 07/15/2036	116,414	0.1
36,000	Oracle Corp., 3.850%, 04/01/2060	24,772	0.0
27,000	Oracle Corp., 4.100%, 03/25/2061	19,366	0.0
304,000	Oracle Corp., 4.375%, 05/15/2055	237,556	0.1
13,000	Texas Instruments, Inc., 4.100%, 08/16/2052	10,664	0.0
28,000	Texas Instruments, Inc., 5.050%, 05/18/2063	26,042	0.0
200,000	TSMC Arizona Corp., 4.250%, 04/22/2032	193,625	0.1
		1,839,093	0.9

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 3.3%
17,000	AEP Texas, Inc., 3.450%, 05/15/2051	$11,198	0.0
82,000	AEP Texas, Inc., 5.250%, 05/15/2052	73,345	0.0
274,000	AEP Texas, Inc., 5.400%, 06/01/2033	266,965	0.1
157,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	153,559	0.1
318,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	190,766	0.1
48,000	Alabama Power Co., 3.000%, 03/15/2052	31,134	0.0
146,000	Alabama Power Co., 3.125%, 07/15/2051	96,788	0.1
136,000	Baltimore Gas and Electric Co., 4.550%, 06/01/2052	113,511	0.1
70,000	CenterPoint Energy Houston Electric LLC AH, 3.600%, 03/01/2052	50,761	0.0
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	10,611	0.0
10,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	10,041	0.0
30,000	CenterPoint Energy Resources Corp., 5.400%, 07/01/2034	29,717	0.0
34,000	Consolidated Edison Co. of New York, Inc., 5.700%, 05/15/2054	33,944	0.0
172,000	Consumers Energy Co., 2.650%, 08/15/2052	105,971	0.1
20,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	21,570	0.0
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	56,079	0.0
45,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	30,218	0.0
71,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	49,740	0.0
202,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	198,662	0.1
90,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	85,576	0.0
173,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	143,632	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
316,000	Duke Energy Florida LLC, 2.500%, 12/01/2029	$278,910	0.1
14,000	Duke Energy Florida LLC, 3.400%, 10/01/2046	9,870	0.0
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	179,688	0.1
60,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	61,171	0.0
74,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	69,887	0.0
191,000	Duke Energy Progress LLC, 2.900%, 08/15/2051	118,573	0.1
105,000	Duke Energy Progress LLC, 5.100%, 03/15/2034	104,215	0.1
90,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	89,833	0.1
19,000	Edison International, 5.250%, 11/15/2028	18,842	0.0
170,000	Edison International, 5.750%, 06/15/2027	171,564	0.1
222,000	Edison International, 6.950%, 11/15/2029	236,142	0.1
154,000	Eversource Energy, 5.450%, 03/01/2028	154,520	0.1
12,000	Exelon Corp., 5.150%, 03/15/2028	11,977	0.0
378,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	362,978	0.2
67,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	44,889	0.0
231,000 (2)	FirstEnergy Transmission LLC, 4.550%, 04/01/2049	191,230	0.1
224,000	Florida Power & Light Co., 2.875%, 12/04/2051	142,391	0.1
35,000	Florida Power & Light Co., 3.150%, 10/01/2049	23,848	0.0
30,000	Florida Power & Light Co., 3.950%, 03/01/2048	23,600	0.0
100,000	Florida Power & Light Co., 5.600%, 06/15/2054	101,089	0.1
88,000	Georgia Power Co., 4.950%, 05/17/2033	85,853	0.0
2,000	Georgia Power Co., 5.250%, 03/15/2034	1,994	0.0
138,000	MidAmerican Energy Co., 5.300%, 02/01/2055	131,523	0.1

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
110,000	MidAmerican Energy Co., 5.850%, 09/15/2054	$112,779	0.1
75,000	NiSource, Inc., 1.700%, 02/15/2031	59,675	0.0
86,000	NiSource, Inc., 5.250%, 03/30/2028	85,935	0.1
48,000	Northern States Power Co., 5.400%, 03/15/2054	46,320	0.0
263,000	Ohio Power Co., 5.000%, 06/01/2033	253,468	0.1
63,000	Ohio Power Co. R, 2.900%, 10/01/2051	38,564	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	27,122	0.0
100,000	Pacific Gas and Electric Co., 3.950%, 12/01/2047	71,701	0.0
36,000	Pacific Gas and Electric Co., 5.800%, 05/15/2034	35,789	0.0
334,000	Pacific Gas and Electric Co., 6.400%, 06/15/2033	345,204	0.2
53,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	55,061	0.0
192,000	PECO Energy Co., 2.850%, 09/15/2051	118,814	0.1
37,000	PECO Energy Co., 4.375%, 08/15/2052	30,476	0.0
67,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	61,920	0.0
63,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	34,122	0.0
34,000	Public Service Electric and Gas Co., MTN, 4.900%, 12/15/2032	33,484	0.0
76,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	51,781	0.0
20,000	Southern California Edison Co., 3.650%, 02/01/2050	14,232	0.0
32,000	Southern California Edison Co., 5.150%, 06/01/2029	31,982	0.0
26,000	Southern California Edison Co., 5.300%, 03/01/2028	26,059	0.0
305,000	Southern California Edison Co., 5.650%, 10/01/2028	310,385	0.2
87,000	Southern California Edison Co., 5.875%, 12/01/2053	86,927	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
139,000	Southern California Edison Co., 5.950%, 11/01/2032	$143,730	0.1
73,000	Southwest Gas Corp., 5.450%, 03/23/2028	73,585	0.0
20,000	Spire Missouri, Inc., 4.800%, 02/15/2033	19,457	0.0
4,000	Union Electric Co., 3.900%, 04/01/2052	3,065	0.0
7,000	Union Electric Co., 5.250%, 01/15/2054	6,540	0.0
5,000	Virginia Electric and Power Co., 5.350%, 01/15/2054	4,724	0.0
76,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	75,759	0.0
191,000 (2)	Vistra Operations Co. LLC, 6.000%, 04/15/2034	191,585	0.1
12,000	Wisconsin Power and Light Co., 4.950%, 04/01/2033	11,621	0.0
		6,840,241	3.3

	Total Corporate Bonds/Notes
	(Cost $53,294,501)	52,466,004	25.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
	Government National Mortgage Association: 2.3%
88,195	2.000%, 11/20/2050	71,524	0.0
659,972	2.000%, 12/20/2050	535,096	0.2
180,765	2.000%, 01/20/2051	146,520	0.1
132,912	2.000%, 02/20/2051	107,681	0.0
590,561	2.500%, 06/20/2052	496,672	0.2
329,561	2.500%, 07/20/2052	277,469	0.1
146,400 (4)	2.500%, 07/15/2054	123,085	0.1
405,586	3.000%, 08/20/2051	354,111	0.2
107,568	3.000%, 12/20/2051	93,839	0.0
271,000 (4)	3.000%, 07/15/2054	236,151	0.1
484,967	3.500%, 05/20/2047	440,956	0.2
131,000 (4)	3.500%, 07/15/2054	117,634	0.1
201,164	4.000%, 09/20/2048	188,140	0.1
199,000 (4)	4.000%, 07/15/2054	183,912	0.1
149,878	4.500%, 08/20/2048	144,261	0.1
203,000 (4)	4.500%, 07/15/2054	193,007	0.1
345,000 (4)	5.000%, 07/15/2054	335,965	0.2
340,000 (4)	5.500%, 07/15/2054	337,367	0.2
250,000 (4)	6.000%, 07/15/2054	251,077	0.1
200,000 (4)	6.500%, 07/15/2054	202,881	0.1
		4,837,348	2.3
	Uniform Mortgage-Backed Securities: 11.8%
150,807	1.500%, 04/01/2036	130,591	0.1
51,816	1.500%, 05/01/2036	44,710	0.0
110,349	1.500%, 06/01/2036	95,014	0.1
500,990	1.500%, 11/01/2041	404,079	0.2
296,142	1.500%, 12/01/2041	238,856	0.1
51,278	1.500%, 10/01/2050	38,518	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
59,529	1.500%, 10/01/2050	$44,675	0.0
46,548	1.500%, 11/01/2050	34,937	0.0
61,296	1.500%, 03/01/2051	45,856	0.0
77,351	1.500%, 03/01/2051	58,115	0.0
9,958	1.500%, 05/01/2051	7,479	0.0
7,552	1.500%, 06/01/2051	5,640	0.0
40,837	1.500%, 10/01/2051	30,612	0.0
9,504	1.500%, 11/01/2051	7,125	0.0
33,850	2.000%, 09/01/2035	29,996	0.0
71,455	2.000%, 01/01/2036	63,370	0.0
21,242	2.000%, 02/01/2036	18,818	0.0
56,833	2.000%, 02/01/2036	50,349	0.0
34,698	2.000%, 03/01/2036	30,738	0.0
27,572	2.000%, 04/01/2036	24,506	0.0
84,160	2.000%, 05/01/2036	74,802	0.0
175,116	2.000%, 05/01/2036	155,643	0.1
31,448	2.000%, 07/01/2036	27,859	0.0
43,703	2.000%, 11/01/2036	38,811	0.0
86,327	2.000%, 02/01/2037	76,309	0.0
74,430	2.000%, 03/01/2037	65,839	0.0
91,774	2.000%, 03/01/2037	81,518	0.0
109,902	2.000%, 03/01/2037	97,333	0.1
61,720	2.000%, 04/01/2037	54,594	0.0
484,981	2.000%, 02/01/2042	405,722	0.2
128,858	2.000%, 09/01/2050	101,842	0.1
232,426	2.000%, 10/01/2050	183,600	0.1
1,398,588	2.000%, 01/01/2051	1,107,376	0.5
286,626	2.000%, 02/01/2051	226,234	0.1
257,843	2.000%, 03/01/2051	202,650	0.1
88,084	2.000%, 04/01/2051	70,197	0.0
128,460	2.000%, 04/01/2051	102,370	0.1
207,289	2.000%, 04/01/2051	165,365	0.1
36,928	2.000%, 10/01/2051	28,978	0.0
48,862	2.000%, 11/01/2051	39,011	0.0
126,119	2.000%, 11/01/2051	100,779	0.1
146,453	2.000%, 11/01/2051	115,314	0.1
228,179	2.000%, 11/01/2051	182,140	0.1
259,448	2.000%, 11/01/2051	206,722	0.1
55,615	2.000%, 12/01/2051	43,639	0.0
421,992	2.000%, 01/01/2052	336,239	0.2
165,513	2.000%, 03/01/2052	131,874	0.1
237,567	2.000%, 03/01/2052	189,085	0.1
435,022	2.000%, 03/01/2052	344,748	0.2
525,672	2.500%, 10/01/2036	477,122	0.2
18,799	2.500%, 07/01/2050	15,639	0.0
63,096	2.500%, 07/01/2050	52,827	0.0
121,590	2.500%, 07/01/2050	101,245	0.1
123,390	2.500%, 07/01/2050	102,743	0.1
124,569	2.500%, 07/01/2050	103,725	0.1
31,321	2.500%, 08/01/2050	26,080	0.0
102,154	2.500%, 08/01/2050	85,061	0.1
123,613	2.500%, 08/01/2050	102,929	0.1
71,439	2.500%, 11/01/2050	60,004	0.0
19,892	2.500%, 01/01/2051	16,559	0.0
63,902	2.500%, 02/01/2051	53,129	0.0
106,121	2.500%, 02/01/2051	88,787	0.1
10,139	2.500%, 03/01/2051	8,423	0.0
5,578	2.500%, 04/01/2051	4,637	0.0
11,142	2.500%, 04/01/2051	9,258	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,931	2.500%, 05/01/2051	$2,438	0.0
5,978	2.500%, 05/01/2051	4,968	0.0
86,417	2.500%, 05/01/2051	72,841	0.0
100,533	2.500%, 05/01/2051	83,607	0.1
9,382	2.500%, 07/01/2051	7,798	0.0
3,354	2.500%, 10/01/2051	2,786	0.0
34,320	2.500%, 10/01/2051	28,414	0.0
84,579	2.500%, 11/01/2051	70,800	0.0
1,002,441	2.500%, 11/01/2051	835,634	0.4
26,345	2.500%, 12/01/2051	21,843	0.0
260,987	2.500%, 01/01/2052	216,127	0.1
1,038,541	2.500%, 01/01/2052	863,239	0.4
283,821	3.000%, 01/01/2036	263,427	0.1
229,814	3.000%, 09/01/2050	200,219	0.1
52,267	3.000%, 07/01/2051	45,270	0.0
220,624	3.000%, 09/01/2051	190,152	0.1
66,773	3.000%, 10/01/2051	57,544	0.0
119,871	3.000%, 11/01/2051	102,844	0.1
53,096	3.000%, 12/01/2051	45,774	0.0
6,966	3.000%, 01/01/2052	5,978	0.0
25,699	3.000%, 01/01/2052	22,055	0.0
38,397	3.000%, 02/01/2052	33,403	0.0
894,067	3.000%, 03/01/2052	774,075	0.4
34,567	3.000%, 04/01/2052	29,917	0.0
55,835	3.000%, 05/01/2052	48,090	0.0
223,298	3.000%, 08/01/2052	192,416	0.1
118,655	3.500%, 05/01/2036	112,792	0.1
991,138	3.500%, 09/01/2051	890,781	0.4
27,643	3.500%, 05/01/2052	24,816	0.0
19,503	3.500%, 06/01/2052	17,356	0.0
51,428	3.500%, 06/01/2052	46,045	0.0
53,144	3.500%, 06/01/2052	47,293	0.0
30,954	3.500%, 07/01/2052	27,717	0.0
22,238	3.500%, 08/01/2052	19,963	0.0
5,256	3.500%, 09/01/2052	4,706	0.0
14,591	3.500%, 09/01/2052	13,049	0.0
19,285	3.500%, 09/01/2052	17,167	0.0
22,742	3.500%, 09/01/2052	20,240	0.0
35,000 (4)	4.000%, 07/01/2039	33,655	0.0
13,452	4.000%, 01/01/2048	12,549	0.0
8,159	4.000%, 04/01/2048	7,599	0.0
8,496	4.000%, 08/01/2048	7,900	0.0
12,352	4.000%, 09/01/2048	11,512	0.0
106,588	4.000%, 03/01/2050	98,974	0.1
608,045	4.000%, 04/01/2050	563,822	0.3
26,278	4.000%, 07/01/2050	24,447	0.0
62,063	4.000%, 07/01/2050	57,692	0.0
204,222	4.000%, 05/01/2051	189,920	0.1
36,706	4.000%, 04/01/2052	34,084	0.0
223,182	4.000%, 05/01/2052	207,471	0.1
26,252	4.000%, 06/01/2052	24,413	0.0
74,000 (4)	4.500%, 07/15/2039	72,393	0.0
435,836	4.500%, 03/01/2048	419,235	0.2
56,412	4.500%, 03/01/2050	53,982	0.0
17,768	4.500%, 07/01/2052	16,781	0.0
18,772	4.500%, 07/01/2052	17,730	0.0
106,217	4.500%, 07/01/2052	100,318	0.1
34,863	4.500%, 08/01/2052	32,913	0.0
80,417	4.500%, 08/01/2052	76,516	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
67,942	4.500%, 11/01/2052	$64,155	0.0
4,720	5.000%, 07/01/2052	4,596	0.0
185,451	5.000%, 07/01/2052	181,885	0.1
13,564	5.000%, 08/01/2052	13,206	0.0
900	5.000%, 09/01/2052	876	0.0
1,609	5.000%, 10/01/2052	1,564	0.0
39,901	5.000%, 11/01/2052	38,662	0.0
43,531	5.000%, 12/01/2052	42,179	0.0
47,750	5.000%, 12/01/2052	46,288	0.0
50,444	5.000%, 12/01/2052	48,908	0.0
82,160	5.000%, 12/01/2052	79,609	0.0
23,664	5.000%, 01/01/2053	22,929	0.0
52,715	5.000%, 01/01/2053	51,076	0.0
143,827	5.000%, 01/01/2053	139,264	0.1
25,546	5.000%, 02/01/2053	24,746	0.0
79,500	5.000%, 04/01/2053	77,273	0.0
4,487,242 (4)	5.000%, 07/01/2054	4,337,200	2.1
63,228	5.500%, 01/01/2053	62,585	0.0
85,460	5.500%, 01/01/2053	84,602	0.1
96,650	5.500%, 01/01/2053	95,625	0.1
87,331	5.500%, 03/01/2053	86,396	0.1
34,599	5.500%, 05/01/2053	34,234	0.0
82,443	5.500%, 05/01/2053	81,585	0.1
87,228	5.500%, 05/01/2053	86,276	0.1
99,366	5.500%, 05/01/2053	98,332	0.1
99,898	5.500%, 05/01/2053	98,858	0.1
74,105	5.500%, 06/01/2053	73,334	0.0
2,211,672 (4)	5.500%, 07/01/2054	2,181,521	1.1
44,314	6.000%, 10/01/2052	44,664	0.0
54,739	6.000%, 01/01/2053	55,060	0.0
76,011	6.000%, 01/01/2053	76,482	0.0
47,058	6.000%, 02/01/2053	47,323	0.0
40,741	6.000%, 04/01/2053	41,008	0.0
64,839	6.000%, 04/01/2053	65,317	0.0
46,489	6.000%, 05/01/2053	46,831	0.0
54,441	6.000%, 05/01/2053	54,815	0.0
84,228	6.000%, 05/01/2053	84,850	0.1
85,454	6.000%, 05/01/2053	85,985	0.1
65,293	6.000%, 06/01/2053	65,775	0.0
104,031	6.000%, 07/01/2053	104,798	0.1
109,830	6.500%, 08/01/2053	112,368	0.1
21,005	6.500%, 09/01/2053	21,526	0.0
59,751	6.500%, 10/01/2053	61,132	0.0
34,101	6.500%, 11/01/2053	34,889	0.0
137,399	6.500%, 02/01/2054	140,579	0.1
191,700 (4)	6.500%, 07/15/2054	195,130	0.1
		24,692,531	11.8

	Total U.S. Government Agency Obligations
	(Cost $31,565,890)	29,529,879	14.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.5%
270,000 (2)(3)	AREIT Ltd. 2024-CRE9 A, 7.015%, (TSFR1M + 1.686%), 05/17/2041	270,574	0.1
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	324,074	0.2
280,000 (3)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	264,548	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	$270,916	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	235,868	0.1
240,000 (3)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	229,731	0.1
65,000	BFLD Mortgage Trust 2024-VICT, 7.190%, 07/15/2041	64,835	0.0
210,000 (2)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	210,466	0.1
230,000 (2)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.970%, (TSFR1M + 1.641%), 05/15/2041	229,834	0.1
118,195 (2)(3)	BX Commercial Mortgage Trust 2024-XL4 D, 8.468%, (TSFR1M + 3.140%), 02/15/2039	118,255	0.1
800,000 (2)(3)	BX Trust 2021-ARIA A, 6.343%, (TSFR1M + 1.014%), 10/15/2036	790,668	0.4
210,000 (2)(3)	BX Trust 2024-VLT4 A, 6.811%, (TSFR1M + 1.491%), 07/15/2029	210,077	0.1
410,000	CD Mortgage Trust 2017-CD3 A4, 3.631%, 02/10/2050	380,792	0.2
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	468,884	0.2
90,000 (2)(3)	COMM MORTGAGE TRUST 2024-WCL1 A, 7.141%, (TSFR1M + 1.841%), 06/15/2041	89,859	0.0
205,000	CSAIL Commercial Mortgage Trust 2015-C3 A4, 3.718%, 08/15/2048	199,609	0.1
80,000 (2)	ELM Trust 2024-ELM A10, 5.801%, 06/10/2039	80,139	0.0
80,000 (2)	ELM Trust 2024-ELM A15, 5.801%, 06/10/2039	80,139	0.0
549,361 (2)(3)	ELP Commercial Mortgage Trust 2021- ELP A, 6.144%, (TSFR1M + 0.815%), 11/15/2038	543,243	0.3

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
354,040 (2)(3)	Extended Stay America Trust 2021-ESH A, 6.523%, (TSFR1M + 1.194%), 07/15/2038	$352,945	0.2
980,000 (3)	Fannie Mae-Aces 2022-M10 A2, 2.002%, 01/25/2032	802,748	0.4
1,760,000	Freddie Mac Multifamily WI Certificates Series WI-K146 K146 A2, 2.920%, 07/25/2032	1,546,099	0.7
1,000,000	GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	954,432	0.5
100,000 (2)(3)	GWT 2024-WLF2 A, 7.020%, (TSFR1M + 1.691%), 05/15/2041	100,116	0.1
600,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH A, 6.453%, (TSFR1M + 0.874%), 06/15/2038	591,540	0.3
140,000 (2)(3)	LBA Trust 2024-BOLT A, 6.920%, (TSFR1M + 1.591%), 06/15/2026	139,596	0.1
378,185 (2)(3)	Med Trust 2021-MDLN A, 6.393%, (TSFR1M + 1.064%), 11/15/2038	377,600	0.2
100,000 (2)(3)	MF1 2021-W10 A, 6.399%, (TSFR1M + 1.070%), 12/15/2034	99,216	0.0
215,000 (2)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.727%, (TSFR1M + 1.397%), 03/15/2039	212,626	0.1
250,000 (2)(3)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 7.515%, (TSFR1M + 2.186%), 05/15/2037	251,574	0.1
422,500	Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	411,540	0.2
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	656,128	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $12,239,296)	11,558,671	5.5

SOVEREIGN BONDS: 4.4%
BRL1,500,000	Brazil Notas do Tesouro Nacional Serie F NTNF, 10.000%, 01/01/2029	249,045	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
BRL8,800,000	Brazil Notas do Tesouro Nacional Serie F NTNF, 10.000%, 01/01/2035	$1,375,172	0.7
550,000	Brazilian Government International Bond, 6.125%, 03/15/2034	529,650	0.3
250,000	Chile Government International Bond, 2.550%, 07/27/2033	203,563	0.1
EUR170,000	European Union NGEU, 2.500%, 10/04/2052	149,723	0.1
EUR826,074	European Union NGEU, 3.000%, 03/04/2053	804,415	0.4
EUR477,980 (2)	French Republic Government Bond OAT OAT, 3.000%, 05/25/2054	445,783	0.2
200,000	Indonesia Government International Bond, 5.650%, 01/11/2053	203,312	0.1
204,000	Israel Government International Bond, 5.750%, 03/12/2054	185,003	0.1
JPY91,600,000	Japan Government Thirty Year Bond 82, 1.800%, 03/20/2054	525,130	0.2
EUR932,980 (2)	Kingdom of Belgium Government Bond 98, 3.300%, 06/22/2054	940,444	0.4
MXN6,600,000	Mexican Bonos M, 7.750%, 11/23/2034	310,925	0.1
MXN4,500,000	Mexican Bonos M, 8.500%, 03/01/2029	231,595	0.1
MXN9,000,000	Mexican Bonos M, 8.500%, 05/31/2029	463,959	0.2
660,000	Mexico Government International Bond, 3.500%, 02/12/2034	538,560	0.3
300,000	Mexico Government International Bond, 4.600%, 02/10/2048	230,250	0.1
250,000	Mexico Government International Bond, 4.875%, 05/19/2033	231,125	0.1
440,000	Mexico Government International Bond, 6.350%, 02/09/2035	443,520	0.2
200,000	Panama Government International Bond, 3.298%, 01/19/2033	156,250	0.1
200,000	Panama Government International Bond, 4.500%, 04/01/2056	130,450	0.1
200,000	Peruvian Government International Bond, 2.783%, 01/23/2031	171,800	0.1
53,000	Peruvian Government International Bond, 3.300%, 03/11/2041	39,502	0.0

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Philippine Government International Bond, 3.700%, 02/02/2042	$162,187	0.1
GBP414,000	United Kingdom Gilt, 4.375%, 07/31/2054	499,105	0.2
45,049	Uruguay Government International Bond, 5.100%, 06/18/2050	42,656	0.0

	Total Sovereign Bonds
	(Cost $9,888,551)	9,263,124	4.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
257,799 (2)(3)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	251,406	0.1
256,599 (2)(3)	CSMC Trust 2022-NQM4 A1A, 4.819%, 06/25/2067	251,904	0.1
480,300 (2)(3)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	475,536	0.2
326,607 (2)(3)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	260,693	0.1
809,392 (2)(3)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	670,134	0.3
139,931 (2)(3)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	133,656	0.1
968,630 (2)(3)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	801,395	0.4
85,353 (2)(3)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	84,016	0.0
370,928 (2)(3)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	297,515	0.1
120,378 (2)(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	118,789	0.1
343,232 (2)(3)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	339,373	0.2
92,279 (2)(3)	Verus Securitization Trust 2022-INV2 A1, 6.790%, 10/25/2067	92,674	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,992,575)	3,777,091	1.8

ASSET-BACKED SECURITIES: 1.5%
	Other Asset-Backed Securities: 0.8%
401,000 (2)	AMSR Trust 2022-SFR3 D, 4.000%, 10/17/2039	375,035	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
97,190 (2)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	$80,242	0.0
400,000 (2)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	370,126	0.2
395,000 (2)	Progress Residential Trust 2022-SFR6 D, 6.035%, 07/20/2039	391,217	0.2
525,000 (2)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	511,803	0.2
		1,728,423	0.8

	Student Loan Asset-Backed Securities: 0.7%
114,686 (2)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	101,862	0.1
100,380 (2)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	96,441	0.0
463,185 (2)(3)	Nelnet Student Loan Trust 2021-BA AFL, 6.233%, (TSFR1M + 0.894%), 04/20/2062	459,990	0.2
400,107 (3)	SLM Private Credit Student Loan Trust 2005-A A4, 5.911%, (TSFR3M + 0.572%), 12/15/2038	394,139	0.2
305,218 (2)	SMB Private Education Loan Trust 2021- D A1A, 1.340%, 03/17/2053	276,316	0.1
149,130 (2)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	145,142	0.1
		1,473,890	0.7

	Total Asset-Backed Securities
	(Cost $3,254,544)	3,202,313	1.5

PURCHASED OPTIONS(5): 0.1%
	Total Purchased Options
	(Cost $269,593)	182,722	0.1
	Total Long-Term Investments
	(Cost $226,666,505)	212,729,593	101.7

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
539,337 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.124% (Cost $539,337)	$539,337	0.3

	Total Short-Term Investments
	(Cost $539,337)	$539,337	0.3
	Total Investments in Securities
	(Cost $227,205,842)	$213,268,930	102.0
	Liabilities in Excess of Other Assets	(4,242,631)	(2.0)
	Net Assets	$209,026,299	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

(4)	Represents or includes a TBA transaction.

(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(6)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$102,749,789	$—	$102,749,789
Corporate Bonds/Notes	—	52,466,004	—	52,466,004
U.S. Government Agency Obligations	—	29,529,879	—	29,529,879
Commercial Mortgage-Backed Securities	—	11,558,671	—	11,558,671
Sovereign Bonds	—	9,263,124	—	9,263,124
Collateralized Mortgage Obligations	—	3,777,091	—	3,777,091
Asset-Backed Securities	—	3,202,313	—	3,202,313
Purchased Options	—	182,722	—	182,722
Short-Term Investments	539,337	—	—	539,337
Total Investments, at fair value	$539,337	$212,729,593	$—	$213,268,930
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	—	825,301	—	825,301
Centrally Cleared Interest Rate Swaps	—	71,175	—	71,175
Forward Foreign Currency Contracts	—	105,729	—	105,729
Futures	62,015	—	—	62,015
Total Assets	$601,352	$213,731,798	$—	$214,333,150
Liabilities Table
Other Financial Instruments
Centrally Cleared Credit Default Swaps	$—	$(18,978)	$—	$(18,978)
Centrally Cleared Inflation-Linked Swaps	—	(70,927)	—	(70,927)
Centrally Cleared Interest Rate Swaps	—	(126,145)	—	(126,145)
Forward Foreign Currency Contracts	—	(10,337)	—	(10,337)
Futures	(149,944)	—	—	(149,944)
OTC Credit Default Swaps	—	(25,962)	—	(25,962)
Sales Commitments	—	(2,150,965)	—	(2,150,965)
Written Options	—	(188,907)	—	(188,907)
Total Liabilities	$(149,944)	$(2,592,221)	$—	$(2,742,165)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,387	JPY	14,878,000	Bank of America N.A.	07/02/24	$1,914
USD	75,149	EUR	70,000	Bank of America N.A.	07/02/24	182
GBP	409,000	USD	517,768	Bank of America N.A.	07/02/24	(754)
JPY	83,047,000	USD	517,569	Bank of America N.A.	07/02/24	(1,396)
USD	520,003	JPY	83,047,000	Bank of America N.A.	08/02/24	1,309
USD	517,857	GBP	409,000	Bank of America N.A.	08/02/24	740
USD	186,262	BRL	1,018,308	Bank of America N.A.	09/18/24	5,720
USD	39,996	EUR	37,000	Barclays Bank PLC	07/02/24	370
USD	51,447	EUR	48,000	Barclays Bank PLC	07/02/24	42
USD	1,600,839	BRL	8,736,802	Barclays Bank PLC	09/18/24	51,836
USD	432,464	JPY	68,169,000	BNP Paribas	07/02/24	8,765
USD	152,738	MXN	2,914,168	Citibank N.A.	09/18/24	(4,589)
USD	521,718	GBP	410,000	Deutsche Bank AG	07/02/24	3,439
USD	87,098	EUR	80,000	Deutsche Bank AG	07/02/24	1,421
USD	14,127	EUR	13,000	Deutsche Bank AG	07/02/24	205

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,633	EUR	40,000	JPMorgan Chase Bank N.A.	07/02/24	$795
EUR	2,153,000	USD	2,308,960	Nomura Securities International, Inc.	07/02/24	(3,203)
USD	2,312,342	EUR	2,153,000	Nomura Securities International, Inc.	08/02/24	3,104
USD	2,079,715	EUR	1,918,000	Standard Chartered Bank	07/02/24	25,632
USD	99,853	EUR	93,000	Standard Chartered Bank	07/02/24	255
EUR	63,000	USD	67,865	Westpac Banking Corp.	07/02/24	(395)
						$95,392

At June 30, 2024, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	121	09/30/24	$24,710,469	$(22,930)
U.S. Treasury 5-Year Note	156	09/30/24	16,626,187	45,302
			$41,336,656	$22,372
Short Contracts:
3-month SOFR	(1)	12/17/24	(237,125)	2,161
Canada 10-Year Bond	(23)	09/18/24	(2,018,647)	13,620
Euro-Buxl 30-year German Government Bond	(3)	09/06/24	(418,442)	(9,484)
U.S. Treasury 10-Year Note	(38)	09/19/24	(4,179,406)	(8,012)
U.S. Treasury Long Bond	(50)	09/19/24	(5,915,625)	(45,478)
U.S. Treasury Ultra 10-Year Note	(140)	09/19/24	(15,894,375)	932
U.S. Treasury Ultra Long Bond	(70)	09/19/24	(8,774,062)	(64,040)
			$(37,437,682)	$(110,301)

At June 30, 2024, the following over-the-counter credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

OTC Credit Default Swaps on Securities - Buy Protection(1)

Counterparty	Reference Entity/ Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date		Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	102,522	$(2,803)	$(2,806)	$3
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	128,478	(3,512)	(3,516)	3
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	250,000	(6,835)	(6,842)	7
Goldman Sachs International	American Express Co.	Buy	(1.000)	06/20/29	USD	250,000	(7,454)	(7,297)	(157)
Goldman Sachs International	Dominion Energy, Co.	Buy	(1.000)	06/20/29	USD	233,000	(5,358)	(4,519)	(839)
							$(25,962)	$(24,980)	$(983)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following centrally cleared credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Series 42, Version 1	Sell	5.000	06/20/29	USD	5,316,300	$331,899	$(18,978)
						$331,899	$(18,978)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	2.441%	Annual	06/24/54	EUR	62,000	$(1,431)	$(1,431)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.853	Annual	03/11/34	JPY	34,090,000	(3,527)	(3,527)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.990	Annual	05/21/34	JPY	34,330,000	(1,112)	(1,112)
Pay	1-day Secured Overnight Financing Rate	Annual	3.782	Annual	06/18/34	USD	472,963	(5,637)	(5,637)
Pay	1-day Secured Overnight Financing Rate	Annual	4.839	Annual	10/19/26	USD	3,810,000	28,345	28,345
Pay	1-day Secured Overnight Financing Rate	Annual	4.562	Annual	10/12/26	USD	3,850,000	5,114	5,115
Pay	1-day Secured Overnight Financing Rate	Annual	3.917	Annual	01/08/27	USD	8,300,000	(101,280)	(101,280)
Pay	1-day Secured Overnight Financing Rate	Annual	5.324	Annual	09/18/24	USD	81,000,000	1,938	1,938
Pay	1-day Secured Overnight Financing Rate	Annual	5.309	Annual	09/18/24	USD	82,530,000	310	310
Pay	1-day Secured Overnight Financing Rate	Annual	5.319	Annual	09/18/24	USD	82,530,000	1,475	1,475
Pay	1-day Secured Overnight Financing Rate	Annual	5.321	Annual	09/18/24	USD	82,530,000	1,725	1,725
Pay	1-day Secured Overnight Financing Rate	Annual	5.321	Annual	09/18/24	USD	82,530,000	1,697	1,697
Receive	6-month EUR-EURIBOR	Semi-Annual	2.439	Annual	06/19/54	EUR	80,000	1,895	1,895
Receive	6-month EUR-EURIBOR	Semi-Annual	2.406	Annual	06/20/54	EUR	83,000	2,554	2,554
Receive	6-month EUR-EURIBOR	Semi-Annual	2.456	Annual	03/22/54	EUR	99,000	2,110	2,110
Receive	6-month EUR-EURIBOR	Semi-Annual	2.511	Annual	03/01/54	EUR	235,000	2,255	2,255
Receive	6-month EUR-EURIBOR	Semi-Annual	2.513	Annual	02/20/54	EUR	251,000	2,328	2,328
Receive	6-month EUR-EURIBOR	Semi-Annual	2.543	Annual	04/22/54	EUR	382,000	756	1,549
Receive	6-month EUR-EURIBOR	Semi-Annual	2.490	Annual	02/19/54	EUR	460,350	6,588	6,588
Receive	6-month EUR-EURIBOR	Semi-Annual	2.506	Annual	02/20/54	EUR	460,350	5,018	5,018
Receive	1-day Overnight Tokyo Average Rate	Annual	0.270	Annual	03/11/26	JPY	162,320,000	1,977	1,977
Receive	1-day Overnight Tokyo Average Rate	Annual	0.408	Annual	05/21/26	JPY	163,110,000	142	142
Receive	1-day Secured Overnight Financing Rate	Annual	5.092	Annual	10/19/25	USD	5,570,000	(13,158)	(13,158)
Receive	1-day Secured Overnight Financing Rate	Annual	4.852	Annual	10/12/25	USD	5,625,000	4,155	4,154
								$(55,763)	$(54,970)

At June 30, 2024, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.133%	At Termination Date	06/15/29	EUR	1,030,000	$(59)	$(59)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.780%	At Termination Date	08/15/53	EUR	35,000	$3,530	$3,508
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.529	At Termination Date	11/15/53	EUR	70,000	1,445	1,445
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.640	At Termination Date	11/15/53	EUR	35,000	1,982	1,800
Receive	U.K. Retail Price Index	At Termination Date	3.884	At Termination Date	06/15/29	GBP	420,000	837	837
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(395)	(395)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	4,581	4,581
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.315	At Termination Date	11/14/25	USD	1,000,000	5,954	5,954
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.197	At Termination Date	12/19/25	USD	1,000,000	8,227	8,227
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.129	At Termination Date	01/09/26	USD	810,000	8,260	8,260
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.089	At Termination Date	01/10/26	USD	1,615,000	17,526	17,526
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	13,500,000	76,672	76,672
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.590	At Termination Date	05/02/26	USD	2,105,000	(1,059)	(1,059)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	9,704	9,704
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.453	At Termination Date	08/11/26	USD	360,000	3,063	3,063
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	121,551	121,551
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	160,228	160,228
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	23,638	23,638
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	28,238	28,238
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(38,850)	(38,850)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.903	At Termination Date	07/05/27	USD	2,025,000	21,834	21,834
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	1,100,000	(3,524)	(5,921)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(238)	(238)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.607	At Termination Date	12/12/27	USD	8,245,000	63,861	63,861
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	12/12/27	USD	1,295,000	9,657	9,657
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.304	At Termination Date	01/30/28	USD	1,560,000	18,319	18,319
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440	At Termination Date	01/30/28	USD	2,300,000	31,300	41,531
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.396	At Termination Date	02/20/28	USD	1,700,000	14,999	14,999
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.432	At Termination Date	02/21/28	USD	910,000	6,905	6,905
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.443	At Termination Date	03/08/28	USD	1,150,000	8,003	8,003
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.401	At Termination Date	03/12/28	USD	1,150,000	9,570	9,570
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.496	At Termination Date	05/08/28	USD	1,150,000	1,564	1,564
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.348	At Termination Date	05/15/28	USD	1,000,000	15,524	15,524
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.374	At Termination Date	06/20/28	USD	1,150,000	4,896	4,896
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.624	At Termination Date	08/02/28	USD	1,670,000	3,470	3,470
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.650	At Termination Date	10/20/28	USD	2,250,000	(5,246)	(298)

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	11/02/28	USD	4,000,000	$(623)	$(623)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/15/29	USD	2,115,000	25,643	25,643
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.386	At Termination Date	02/02/29	USD	1,850,000	18,962	21,745
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.506	At Termination Date	03/25/29	USD	370,000	1,520	1,573
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.563	At Termination Date	05/07/29	USD	1,135,000	(1,283)	(1,445)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.502	At Termination Date	05/20/29	USD	1,400,000	1,384	1,384
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.458	At Termination Date	07/01/29	USD	568,000	1,211	1,211
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(6,558)	(11,950)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583	At Termination Date	11/03/29	USD	935,000	(439)	(439)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.480	At Termination Date	01/30/30	USD	1,200,000	15,220	22,735
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.524	At Termination Date	03/30/30	USD	2,500,000	21,501	21,501
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	550,000	615	615
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.535	At Termination Date	10/11/30	USD	2,240,000	8,721	8,721
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.633	At Termination Date	11/02/30	USD	1,200,000	(4,835)	(4,835)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.593	At Termination Date	11/06/30	USD	1,200,000	(1,833)	(1,833)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.482	At Termination Date	11/17/30	USD	1,150,000	5,927	5,927
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.430	At Termination Date	02/02/31	USD	1,800,000	17,985	17,539
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.550	At Termination Date	05/07/49	USD	280,000	(2,982)	(2,982)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.475	At Termination Date	12/18/53	USD	225,000	1,342	1,342
								$737,445	$754,374

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CNH	Bank of America N.A.	03/06/26	7.750	USD	5,978,000	$43,639	$44,442
						$43,639	$44,442

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.542%	1-day Secured Overnight Financing Rate	10/16/24	USD	46,330,000	$94,667	$59,913
Call on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	4.542%	1-day Secured Overnight Financing Rate	10/16/24	USD	23,229,000	47,416	30,039
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	4.430%	1-day Secured Overnight Financing Rate	10/17/24	USD	1,286,000	19,017	5,817
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	4.430%	1-day Secured Overnight Financing Rate	10/17/24	USD	2,572,000	41,581	12,604
Put on 30-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.393%	1-day Secured Overnight Financing Rate	12/18/24	USD	1,134,000	23,273	29,907
								$225,954	$138,280

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.825%	1-day Secured Overnight Financing Rate	09/17/24	USD	639,000	$10,448	$(8,382)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.885%	1-day Secured Overnight Financing Rate	09/13/24	USD	1,277,000	19,410	(19,141)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	3.858%	1-day Secured Overnight Financing Rate	09/12/24	USD	2,554,000	39,076	(35,231)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.842%	1-day Secured Overnight Financing Rate	10/16/24	USD	46,330,000	38,410	(12,853)
Call on 1-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.842%	1-day Secured Overnight Financing Rate	10/16/24	USD	23,229,000	19,280	(6,444)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.825%	1-day Secured Overnight Financing Rate	09/17/24	USD	639,000	10,448	(11,483)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.885%	1-day Secured Overnight Financing Rate	09/13/24	USD	1,277,000	19,410	(19,218)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.858%	1-day Secured Overnight Financing Rate	09/12/24	USD	2,554,000	39,076	(41,097)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	5.100%	1-day Secured Overnight Financing Rate	10/17/24	USD	21,608,000	37,985	(10,058)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	5.100%	1-day Secured Overnight Financing Rate	10/17/24	USD	10,804,000	17,744	(5,029)
Put on 30-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.860%	1-day Secured Overnight Financing Rate	09/18/24	USD	1,134,000	14,202	(19,971)
								$265,489	$(188,907)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2024:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(152,000)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/39	07/18/24	$(129,984)
(157,200)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/54	07/15/24	(117,249)
(335,000)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/39	07/18/24	(294,433)
(617,290)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/54	07/15/24	(482,885)
(180,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/39	07/18/24	(162,562)
(350,600)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/54	07/15/24	(286,328)
(73,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/39	07/18/24	(67,537)
(212,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/01/54	07/15/24	(180,366)
(47,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/39	07/18/24	(44,443)
(11,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/01/54	07/15/24	(9,737)
(229,700)	Uniform Mortgage-Backed Securities, 4.000%, due 07/01/54	07/15/24	(210,202)
(84,200)	Uniform Mortgage-Backed Securities, 4.500%, due 07/01/54	07/15/24	(79,388)
(85,600)	Uniform Mortgage-Backed Securities, 6.000%, due 07/01/54	07/15/24	(85,851)
	Total Sales Commitments
	Proceeds receivable $(2,150,430)		$(2,150,965)

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
GBP	—	British Pound
Currency Abbreviations:

JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$44,442
Interest rate contracts	Investments in securities at value*	138,280
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	105,729
Interest rate contracts	Variation margin receivable on futures contracts**	62,015
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	896,476
Credit contracts	Unrealized appreciation on OTC swap agreements	13
Total Asset Derivatives		$1,246,955

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,337
Interest rate contracts	Variation margin payable on futures contracts**	149,944
Credit contracts	Variation margin payable on centrally cleared swaps**	18,978
Interest rate contracts	Variation margin payable on centrally cleared swaps**	197,072
Credit contracts	Upfront payments received on OTC swap agreements	24,980
Credit contracts	Unrealized depreciation on OTC swap agreements	996
Interest rate contracts	Written options, at fair value	188,907
Total Liability Derivatives		$591,214

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$110,474	$—	$110,474
Foreign exchange contracts	(13,315)	129,654	—	—	7,926	124,265
Interest rate contracts	(436,473)	—	(292,551)	359,062	280,604	(89,358)
Total	$(449,788)	$129,654	$(292,551)	$469,536	$288,530	$145,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(15,319)	$—	$(15,319)
Foreign exchange contracts	803	94,107	—	—	—	94,910
Interest rate contracts	(144,890)	—	2,097,538	721,684	145,879	2,820,212
Total	$(144,087)	$94,107	$2,097,538	$706,365	$145,879	$2,899,803

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Nomura Securities International, Inc.	Standard Chartered Bank	Westpac Banking Corp.	Total
Assets:
Purchased options	$44,442	$59,913	$—	$29,907	$—	$48,460	$—	$—	$—	$—	$182,722
Forward foreign currency contracts	9,865	52,248	8,765	—	5,065	—	795	3,104	25,887	—	105,729
Total Assets	$54,307	$112,161	$8,765	$29,907	$5,065	$48,460	$795	$3,104	$25,887	$—	$288,451
Liabilities:
Forward foreign currency contracts	$2,150	$—	$—	$4,589	$—	$—	$—	$3,203	$—	$395	$10,337
OTC credit default swaps	—	—	—	—	—	25,963	—	—	—	—	25,963
Written options	19,865	12,853	—	58,330	76,328	21,531	—	—	—	—	188,907
Total Liabilities	$22,015	$12,853	$—	$62,919	$76,328	$47,494	$—	$3,203	$—	$395	$225,207
Net OTC derivative instruments by counterparty, at fair value	$32,292	$99,308	$8,765	$(33,012)	$(71,263)	$966	$795	$(99)	$25,887	$(395)	$63,244
Total collateral pledged by the Portfolio/(Received from counterparty)	$(20,000)	$(50,000)	$—	$—	$—	$(966)	$—	$—	$—	$—	$(70,966)
Net Exposure(1)(2)	$12,292	$49,308	$8,765	$(33,012)	$(71,263)	$—	$795	$(99)	$25,887	$(395)	$(7,722)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had received $10,000 in cash collateral from Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $228,915,032.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,627,356
Gross Unrealized Depreciation	(16,508,107)
Net Unrealized Depreciation	$(14,880,751)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.9%
	Federal Home Loan Banks: 7.2%
15,100,000	4.875%, 09/13/2024	$15,080,143	7.2
	Government National Mortgage Association: 19.7%
5,437,987	5.000%, 02/20/2053	5,301,453	2.5
3,421,093	5.000%, 06/20/2053	3,332,590	1.6
3,105,715	5.500%, 02/20/2053	3,083,887	1.5
5,053,598	5.500%, 04/20/2053	5,018,081	2.4
6,407,529	5.500%, 05/20/2053	6,363,856	3.0
2,804,439	5.500%, 06/20/2053	2,784,748	1.3
5,692,869	5.500%, 09/20/2053	5,651,969	2.7
6,200,850	5.500%, 10/20/2053	6,156,300	3.0
3,513,416	5.500%, 02/20/2054	3,488,174	1.7
		41,181,058	19.7
	Uniform Mortgage-Backed Securities: 21.0%
14,370,956	4.000%, 06/01/2052	13,165,960	6.3
4,283,410	4.500%, 09/01/2052	4,042,664	1.9
5,799,067	4.500%, 09/01/2052	5,473,797	2.6
3,116,206	4.500%, 10/01/2052	2,941,358	1.4
7,843,343	5.000%, 11/01/2052	7,603,392	3.6
5,747,991	5.000%, 02/01/2053	5,563,025	2.7
5,201,054	5.500%, 11/01/2052	5,150,301	2.5
		43,940,497	21.0

	Total U.S. Government Agency Obligations (Cost $102,073,489)	100,201,698	47.9

U.S. TREASURY OBLIGATIONS: 45.1%
	United States Treasury Bonds: 14.9%
41,260,000	3.000%, 08/15/2052	31,048,150	14.9

	United States Treasury Notes: 30.2%
65,650,000	3.875%, 08/15/2033	63,172,738	30.2
	Total U.S. Treasury Obligations (Cost $95,668,370)	94,220,888	45.1

CORPORATE BONDS/NOTES: 2.7%
	Consumer, Cyclical: 1.7%
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,693,661	1.7

	Energy: 0.2%
360,000	Devon Energy Corp., 7.875%, 09/30/2031	407,060	0.2

	Financial: 0.8%
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,624,002	0.8
	Total Corporate Bonds/ Notes (Cost $5,871,589)	5,724,723	2.7
	Total Long-Term Investments (Cost $203,613,448)	200,147,309	95.7
Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
3,773,901 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $3,773,901)	$3,773,901	1.8
	Total Short-Term Investments (Cost $3,773,901)	$3,773,901	1.8
	Total Investments in Securities (Cost $207,387,349)	$203,921,210	97.5
	Assets in Excess of Other Liabilities	5,187,725	2.5
	Net Assets	$209,108,935	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$100,201,698	$—	$100,201,698
U.S. Treasury Obligations	—	94,220,888	—	94,220,888
Corporate Bonds/Notes	—	5,724,723	—	5,724,723
Short-Term Investments	3,773,901	—	—	3,773,901
Total Investments, at fair value	$3,773,901	$200,147,309	$—	$203,921,210
Other Financial Instruments+
Futures	1,349,004	—	—	1,349,004
Total Assets	$5,122,905	$200,147,309	$—	$205,270,214

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	1,044	09/30/24	$111,267,563	$1,129,189
U.S. Treasury Ultra 10-Year Note	360	09/19/24	40,871,250	219,815
			$152,138,813	$1,349,004

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,349,004
Total Asset Derivatives		$1,349,004

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,574,834)
Total	$(2,574,834)

See Accompanying Notes to Financial Statements

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,159,120)
Total	$(2,159,120)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $209,480,380.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$361,199
Gross Unrealized Depreciation	(4,571,366)
Net Unrealized Depreciation	$(4,210,167)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024